VARIABLE INTEREST ENTITY ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
VARIABLE INTEREST ENTITY ARRANGEMENTS

NOTE 17 – VARIABLE INTEREST ENTITY ARRANGEMENTS

On October 26, 2017, the Company entered into operating agreements with NuLeaf, Inc. and formed NuLeaf Sparks Cultivation, LLC and NuLeaf Reno Production, LLC (collectively, “NuLeaf”) to build and operate cultivation and production facilities for the Company's IVXX brand of cannabis products in Nevada. Under the terms of the agreements, the Company remitted to NuLeaf an upfront investment of $4.50 million in the form of convertible loans bearing an interest rate of 6% per annum. Upon state and local approval in July 2018, the notes receivable balance was converted into a 50% ownership interest in NuLeaf. The investment in NuLeaf was initially recorded at cost and accounted for using the equity method.

In February 2019, the Company amended and restated the NuLeaf agreements and obtained control of the operations of NuLeaf. The Company determined these entities are variable interest entities in which the Company is the primary beneficiary by reference to the power and benefits criterion under ASC 810, “Consolidation.” The provisions within the amended agreement granted the Company the power to manage and make decisions that affect the operation of these entities. As the primary beneficiary of NuLeaf, the Company began consolidating the accounts and operations of these entities on March 1, 2019. All intercompany transactions were eliminated in the consolidated financial statements.

In November 2021, Nuleaf entered a definitive agreement with Jushi Holdings Inc to acquire NuLeaf, Inc., together with its subsidiaries and affiliated companies and the Company classified the Nuleaf operations as classified as held for sale as of December 31, 2021. The transaction closed in April 2022 and the Nuleaf operations are classified as discontinued operations for all periods presented. See "Note 19 - Discontinued Operations" for further information.

During the years ended December 31, 2022 and 2021, revenue attributed to NuLeaf was $2.81 million and $12.90 million, respectively, and net loss attributed to NuLeaf was $8.19 million and $0.69 million, respectively, which are included in discontinued operations. The aggregate carrying values of assets and liabilities related to NuLeaf, after elimination of any intercompany transactions and balances, in the consolidated balance sheets were as follows:

(in thousands)
December 31, 2021
Current Assets:
Cash	$1,544
Accounts Receivable, Net	1,553
Inventory	1,359
Prepaid Expenses and Other Current Assets	39
Total Current Assets	4,495

Property, Equipment and Leasehold Improvements, Net	5,099
Other Assets	295
TOTAL ASSETS	$9,889

Liabilities:
Total Current Liabilities	$350
Total Long-Term Liabilities	184

TOTAL LIABILITIES	$534